Credit Risk - Disclosure of Qualitative Criteria of Credit Risk Exposure (Detail)	12 Months Ended
Dec. 31, 2020
Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	- In forbearance- Default in last 12m- Watchlist: proactive management- Default at proxy origination
Corporate and investment banking
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	- Watchlist: proactive management
Mortgages | Retail banking
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	- In forbearance- Default in last 24m- >30 Days past due (DPD) in last 12m- Bankrupt- £100+ arrears
Consumer (auto) finance | Retail banking
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	- In forbearance- Deceased or Insolvent- Court ‘Return of goods’ order or Police watchlist- Agreement terminated- Payment holiday- Cash Collection
Personal loans | Retail banking
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	- In Collections- Default in last 12m- £50+ arrears
Credit cards | Retail banking
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	- In forbearance- Default in last 12m- In Collections- £100+ arrears
Overdrafts | Retail banking
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	- Fees suspended- Default in last 12m- Debit dormant >35 days- Any excess in month